Note Payable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Convertible Note Payable Net [Abstract]
NOTE PAYABLE, NET

10. NOTE PAYABLE, NET

Promissory Notes in December 2020

On December 4, 2020, the Company entered into a Note Purchase Agreement with an institutional investor, pursuant to which the Company sold and issued to the Purchaser a Promissory Note of $3,150,000. The Purchaser purchased the Note with an original issue discount of $150,000, which was recognized as a debt discount and will be amortized using the interest method over the life of the note. The Note bears interest at 8% per annum and has a term of 24 months. All outstanding principal and accrued interest on the Note will become due and payable on December 3, 2022. The Company’s obligations under the Note may be prepaid at any time, provided that in such circumstance the Company would pay 125% of any amounts outstanding under the Note and being prepaid. Beginning on the date that is six months from the issue date of the Note, Purchaser shall have the right to redeem any amount of this Note up to $500,000 per calendar month by providing written notice to the Company. Upon receipt of the redemption notice from the lender, the Company shall pay the applicable redemption amount in cash to lender within three trading days of receipt of such redemption notice; if the Company fails to pay, then the outstanding balance will automatically be increased by 25%. During the nine months ended September 30, 2021, the Company amortized OID of $56,250 and recorded $184,769 interest expense on this Note. During the three months ended September 30, 2021, the Company amortized OID of $18,750 and recorded $57,547 interest expense on this Note.

On June 14, 2021, Company entered into an Exchange Agreement with the lender. Pursuant to the Agreement, the Company and Lender partitioned a new Promissory Note in the original principal amount of $500,000 from the original Promissory Note. The Company and Lender exchanged this Partitioned Note for the delivery of 54,348 shares of the Company’s Common Stock. The Company recorded $2,719 loss on conversion of this note. In addition, the investor also made adjustments of $818,914 to increase the principle of the notes during the second quarter of 2021 as a result of the Company’s failure to pay the redemption amount in cash to lender within three trading days from receipt of the redemption notice, the Company recorded $818,914 principal adjustment as interest expense. The Note has been classified as a current liability in accordance with ASC 470-10-45 Other Presentation Matters – General Due on Demand Loan Arrangements.

During the three months ended September 30, 2021, the Company and Lender partitioned four new Promissory Notes in the original principal amount of $1,500,000 from the original Promissory Note. The Company and Lender exchanged these four Partitioned Note for the delivery of 206,382 shares of the Company’s Common Stock. The Company recorded $58,436 loss on conversion of these notes.

Promissory Notes in April 2021

On April 2, 2021, the Company entered into a Note Purchase Agreement with an institutional investor, pursuant to which the Company sold and issued to the Purchaser a Promissory Note of $5,250,000. The Purchaser purchased the Note with an original issue discount of $250,000, which was recognized as a debt discount and will be amortized using the interest method over the life of the note. The Note bears interest at 8% per annum and has a term of 24 months. All outstanding principal and accrued interest on the Note will become due and payable on April 1, 2023. The Company’s obligations under the Note may be prepaid at any time, provided that in such circumstance the Company would pay 125% of any amounts outstanding under the Note and being prepaid. Beginning on the date that is six months from the issue date of the Note, Purchaser shall have the right to redeem any amount of this Note up to $825,000 per calendar month by providing written notice to the Company. Upon receipt of the redemption notice from the lender, the Company shall pay the applicable redemption amount in cash to lender within three trading days of receipt of such redemption notice; if the Company fails to pay, then the outstanding balance will automatically be increased by 25%. During the nine months ended September 30, 2021, the Company amortized OID of $62,500 and recorded $208,274 interest expense on this Note. During the three months ended September 30, 2021, the Company amortized OID of $31,250 and recorded $108,274 interest expense on this Note. The Note has been classified as a current liability in accordance with ASC 470-10-45 Other Presentation Matters – General Due on Demand Loan Arrangements.

12. NOTE PAYABLES, NET

Convertible Notes / Promissory Notes in January and February 2019

On January 31, 2019, the Company entered into a Securities Purchase Agreement with Iliad Research and Trading, L.P., a Utah limited partnership (the “Purchaser”), pursuant to which the Company sold and issued to the Purchaser a Convertible Promissory Note of $1,050,000. The Purchaser purchased the Note with an original issue discount of $50,000. The Note bears interest at 8%. All outstanding principal and accrued interest on the Note will become due and payable on January 30, 2021, subject to a potential one-year extension period during which interest would not accrue. The Company’s obligations under the Note may be prepaid at any time, provided that in such circumstance the Company would pay 125% of any amounts outstanding under the Note and being prepaid. Amounts outstanding under the Note may be converted at any time, at the Lender’s option, into shares of the Company’s Common Stock at a conversion price of $3.00 per share, subject to certain adjustments as discussed in the July 2018 Note above. The conversion feature did not require bifurcation and derivative accounting as the conversion price was greater than the market price of the Company common shares, there was no beneficial conversion feature to recognize.

On February 27, 2019, the Company entered into a Securities Purchase Agreement with Iliad Research and Trading, L.P., a Utah limited partnership (the “Purchaser”), pursuant to which the Company sold and issued to the Purchaser a Convertible Promissory Note of $1,050,000. The Purchaser purchased the Note with an original issue discount of $50,000. The Note bears interest at 8%. All outstanding principal and accrued interest on the Note will become due and payable on February 26, 2021, subject to a potential one-year extension period during which interest would not accrue. The Company’s obligations under the Note may be prepaid at any time, provided that in such circumstance the Company would pay 125% of any amounts outstanding under the Note and being prepaid. Amounts outstanding under the Note may be converted at any time, at the Lender’s option, into shares of the Company’s Common Stock at a conversion price of $3.00 per share, subject to certain adjustments as discussed above in the July 2018 Note. The conversion feature did not require bifurcation and derivative accounting and as the conversion price was greater than the market value of the Company common shares, there was no beneficial conversion feature to recognize.

Pursuant to an Exchange Agreement dated April 14, 2019 (the “Exchange Agreement”), the Company and Iliad Research and Trading, L.P. agreed to exchange the above two notes (the “Original Notes”) with two new promissory notes (the “Exchange Notes”). Upon execution of the agreement, the notes holder surrendered the Convertible Notes to the Company and the Company issued to the holder the Exchange Notes. Upon surrender, the two Convertible Notes were cancelled and the remaining amount owed to Holder hereafter be evidenced solely by the Exchange Notes ($1,173,480 and $ 1,165,379 for the January and February 2019 notes, respectively). All outstanding principal and accrued interest on the Exchange Notes will become due and payable on January 31, 2021 and February 27, 2021, respectively. The Exchange Notes bore interest at 8% and did not grant conversion options to the Purchaser. The Company’s obligations under the Exchange Notes could be prepaid at any time, provided that in such circumstance the Company would have paid 125% of any amounts outstanding under the Exchange Notes. Beginning on the date that is six months from the issue date of the respective Original Notes (the “Issue Dates”) and at any time thereafter until the Exchange Notes are paid in full, Purchaser shall have the right to redeem up to $750,000 of the outstanding balance during months six to eight following the respective Issue Date and any amount thereafter. The exchange of the Convertible Notes with Promissory Notes did not cause substantially different terms, and did not meet the conditions described in ASC 405-20-40-1, and therefore was accounted for as a modification and not an extinguishment; accordingly, the Company did not recognize any gain or loss for the exchange of the notes under ASC 470-50-40-8. During the year ended December 31, 2020, the Company amortized OID of $56,250 and recorded $80,204 interest expense. During the year ended December 31, 2019, the Company amortized OID of $43,750 and recorded $368,362 interest expense (including $106,680 and $105,944 in exchange fees, respectively) for these two notes.

As a result of default in the redemption request by the lender made on August 1, 2019, the Company and the lender entered into a forbearance agreement in which the lender agreed not to enforce its rights under the agreement and agreed not to make any Redemptions pursuant to the Section 4 of the Note before October 1, 2019. Under the term of the forbearance agreement, in the event Lender delivers after October 1, 2019 a Redemption Notice to Borrower and the Redemption Amount set forth therein is not paid in cash to Lender within three Trading Days, then the applicable Redemption Amount shall be increased by 25% (the “First Adjustment,” and such increase to the Redemption Amount, the “First Adjusted Redemption Amount”). In the event the First Adjusted Redemption Amount is not paid within three Trading Days after the date of First Adjustment, then the First Adjusted Redemption Amount shall be increased in accordance with the following formula: $0.50 divided by the lowest Closing Trade Price of the Common Stock during the 20 Trading Days prior to the date of the Second Adjustment and the resulting quotient multiplied by the First Adjusted Redemption Amount (the “Second Adjustment,” and such increase to the First Adjusted Redemption Amount, the “Second Adjusted Redemption Amount”), provided, however, that such formula shall only be applied if the resulting quotient is greater than one and such formula shall in no event be used to reduce the First Adjusted Redemption Amount.

In 2019, the Company entered into a series of Exchange Agreements with Iliad Research and Trading, L.P. Pursuant to the Agreement, the Company and Lender partitioned five Promissory Notes in the original total principal amount of $797,000 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 175,400 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $131,740 gain on conversion of these portion of the note. However, on December 16, 2019, the Company and the lender amended the September 11, 2019 forbearance agreement to increase the adjustment ratio described above from $0.50 to $0.30 (pre-reverse stock split price). The outstanding balance of the Note shall be reduced by an amount equal to the total outstanding balance of the Partitioned Note. The investor made adjustments of $305,626 to increase the principle of the notes during the year ended December 31, 2019 under the term of the September 11th forbearance agreement and the amendment to forbearance agreement dated on December 16, 2019.

During the first quarter of 2020, Company entered into three Exchange Agreements with Iliad Research and Trading, L.P. Pursuant to the Agreement, the Company and Lender partitioned three new Promissory Notes in the original total principal amount of $430,000 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 143,333 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $103,167 loss on conversion of these portion of the note.

During the second quarter of 2020, Company entered into four Exchange Agreements with Iliad Research and Trading, L.P. Pursuant to the Agreement, the Company and Lender partitioned four new Promissory Notes in the original total principal amount of $819,586 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 304,710 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $49,837 gain on conversion of these portion of the note. In addition, the investor also made adjustments of $145,000 to increase the principle of the notes during the second quarter of 2020 under the term of the September 11th forbearance agreement and the amendment to forbearance agreement dated on December 16, 2019. These transactions were recorded as credit to additional paid in capital of $769,749, which was the difference between Note conversion of $819,586 and gain on conversion of $49,837. The $49,837 gain on conversion and $145,000 principal adjustment discussed above resulted in a net loss on note redemption / conversion of $95,163 in the statement of operations.

On May 15, 2020, the Company entered into a Forbearance Agreement with the Lender. The Lender had delivered a redemption notice to the Company on November 4, 2019 pursuant to the terms of the Exchange Agreement dated April 14, 2019 and the Company failed to pay the amount provided therein. Accordingly, the Lender has the right to accelerate the maturity date of the Note and cause the outstanding balance to be increased by 25%. The Lender agreed with the Company to withdraw the November 4, 2019 redemption notice as if it was never made and agreed that as of May 15, 2020 there is no default under the Note. The Company did not pay any consideration to the Lender for this forbearance. The outstanding balance of the Note as of May 15, 2020 is $1,271,720, and under the new Forbearance Agreement, if the Lender delivers a redemption notice and the amount set forth in such notice is not paid in cash to Lender within three trading days, the applicable redemption amount shall be increased to 25%.

During the third quarter of 2020, Company entered into three Exchange Agreements with Iliad Research and Trading, L.P. Pursuant to the Agreements, the Company and Lender partitioned three new Promissory Notes in the original total principal amount of $600,000 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 242,699 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $36,023 loss on conversion of these portion of the note. In addition, under the term of the forbearance agreement, as the investor delivered redemption notices totaling $1,050,000 which were not paid within 5 days, per the forbearance agreement, adjustments of $262,500 were made to increase the principle of the notes during the third quarter of 2020. These transactions were recorded as credit to additional paid in capital of $636,023, which was the fair value of the shares issued based on the stock price on the date of the exchange. The $36,023 loss on conversion and $262,500 principle adjustment discussed above resulted in a loss on note redemption/ conversion of $298,523 in the statement of operations for the three months ended September 30,2020.

During the fourth quarter of 2020, Company entered into three Exchange Agreements with Iliad Research and Trading, L.P. Pursuant to the Agreements, the Company and Lender partitioned three new Promissory Notes in the original total principal amount of $600,000 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 175,904 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $5,540 loss on conversion of these portion of the note. As of December 31, 2020, two Notes that were issued in January and February 2019 were repaid in full by the Company’s shares.

Promissory Notes in December 2020

On December 4, 2020, the Company entered into a Note Purchase Agreement with an institutional investor, pursuant to which the Company sold and issued to the Purchaser a Promissory Note of $3,150,000. The Purchaser purchased the Note with an original issue discount of $150,000, which was recognized as a debt discount and will be amortized using the interest method over the life of the note. The Note bears interest at 8% per annum and has a term of 24 months. All outstanding principal and accrued interest on the Note will become due and payable on December 3, 2022. The Company’s obligations under the Note may be prepaid at any time, provided that in such circumstance the Company would pay 125% of any amounts outstanding under the Note and being prepaid. Beginning on the date that is six months from the issue date of the Note, Purchaser shall have the right to redeem any amount of this Note up to $500,000 per calendar month by providing written notice to the Company. During the year ended December 31, 2020, the Company amortized OID of $5,645 and recorded $18,968 interest expense on this Note.